CONDENSED STATEMENT OF OPERATIONS - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Operational costs	$ 579,343	$ 169,324
Loss from operations	(579,343)	(169,324)
Other income:
Interest income - bank	13	9
Change in fair value of warrant liability	(50,845,000)	(1,590,000)
Interest earned on marketable securities held in Trust Account	61,910	5,877
Transaction costs attributable to Warrants		(701,379)
Unrealized gain (loss) on marketable securities held in Trust Account	9,455	(38,849)
Other income (loss), net	(50,773,622)	(2,324,342)
Income (loss) before benefit from (provision for) income taxes	(51,352,965)
Net loss	$ (51,352,965)	$ (2,493,666)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	19,801,982	19,978,262
Basic and diluted net loss per share, Common stock subject to possible redemption		$ 0.00
Basic and diluted weighted average shares outstanding, Common stock	8,948,018	6,582,520
Basic and diluted net loss per share, Common stock	$ (5.74)	$ (0.37)